Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Changes in Allowance for Doubtful Accounts

Below is a summary of the changes in allowance for doubtful accounts for the years ended December 31, 2013, 2012 and 2011:

	Balance at Beginning of Period	Provision, net of Recoveries	Write-offs	Balance at End of Period
Year ended December 31, 2011	$—	$5	$—	$5
Year ended December 31, 2012	5	428	—	433
Year ended December 31, 2013	433	(8)	286	139